Expenses from Ordinary Activities - Schedule of Expenses from Ordinary Activities (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Research and Development Expenses (1)
Employee expenses	[1]	$ 2,424,781	$ 2,456,230	$ 2,720,345
Other research and development expenses	[1]	12,107,024	16,187,817	10,478,238
General and Administration Expenses
Depreciation on fixed assets		28,307	35,344	37,854
Depreciation on leased assets		111,408	112,185	64,409
Employee expenses (non R&D related)		1,046,530	515,803	926,314
Consultant and director expenses		652,260	321,000	320,500
Audit, internal control and other assurance expenses		460,254	241,828	238,728
Corporate compliance expenses		780,320	790,350	457,215
Insurance expenses		549,408	676,219	721,732
Office rental		(2,253)	(9,674)	68,634
Other administrative and office expenses		520,142	1,028,638	1,032,843
Share based payment expenses		979,920	881,950	966,571
Corporate advisory expenses		355,100	169,000	204,621
Other gains and losses
Foreign exchange (gain)/loss		$ (259,433)	$ (261,152)	$ (917,650)

[1]	Research and development expenses mainly consist of expenses paid for contracted research and development activities conducted by third parties on behalf of the Group.